VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 61.6%
		Communication Services: 4.1%
18,480	(1)	Charter Communications, Inc.	$5,605,908	0.6
258,617		Comcast Corp. – Class A	7,585,237	0.7
41,395	(1)	Meta Platforms, Inc.	5,616,473	0.6
102,545	(1)	T-Mobile US, Inc.	13,758,463	1.3
101,512	(1)	Walt Disney Co.	9,575,627	0.9
			42,141,708	4.1

		Consumer Discretionary: 5.1%
82,208	(1)	Amazon.com, Inc.	9,289,504	0.9
3,960	(1)	Booking Holdings, Inc.	6,507,112	0.7
518,078		General Motors Co.	16,625,123	1.6
184,902	(1)	Las Vegas Sands Corp.	6,937,523	0.7
198,451		TJX Cos., Inc.	12,327,776	1.2
			51,687,038	5.1

		Consumer Staples: 2.9%
236,471		Diageo PLC	9,953,854	1.0
101,122		Philip Morris International, Inc.	8,394,137	0.8
91,578		Sysco Corp.	6,475,480	0.6
184,281	(1)	US Foods Holding Corp.	4,872,390	0.5
			29,695,861	2.9

		Energy: 6.8%
81,019		Chevron Corp.	11,640,000	1.1
218,248		ConocoPhillips	22,335,500	2.2
183,947		Devon Energy Corp.	11,060,733	1.1
162,215		Exxon Mobil Corp.	14,162,992	1.4
45,135		Pioneer Natural Resources Co.	9,773,081	1.0
			68,972,306	6.8

		Financials: 12.2%
60,124		American Express Co.	8,111,329	0.8
329,052		American International Group, Inc.	15,623,389	1.5
581,511		Bank of America Corp.	17,561,632	1.7
146,033		Charles Schwab Corp.	10,495,392	1.0
329,192		Citizens Financial Group, Inc.	11,311,037	1.1
40,121		Goldman Sachs Group, Inc.	11,757,459	1.2
132,455		Morgan Stanley	10,465,269	1.0
34,590		PNC Financial Services Group, Inc.	5,168,438	0.5
634,995		Wells Fargo & Co.	25,539,499	2.5
42,335		Willis Towers Watson PLC	8,506,795	0.9
			124,540,239	12.2

		Health Care: 11.7%
199,235		Bristol-Myers Squibb Co.	14,163,616	1.4
111,402	(1)	Centene Corp.	8,668,190	0.8
46,674		Cigna Corp.	12,950,635	1.2
82,924		CVS Health Corp.	7,908,462	0.8
13,054		Elevance Health, Inc.	5,929,649	0.6
290,049		GSK PLC	4,189,074	0.4
81,983		Johnson & Johnson	13,392,743	1.3
26,181		McKesson Corp.	8,898,136	0.9
131,035		Medtronic PLC	10,581,076	1.0
169,133		Merck & Co., Inc.	14,565,734	1.4
103,478		Sanofi	7,879,459	0.8
54,861		Universal Health Services, Inc.	4,837,643	0.5
57,401		Zimmer Biomet Holdings, Inc.	6,001,275	0.6
			119,965,692	11.7

		Industrials: 7.1%
364,775		CSX Corp.	9,717,606	1.0
75,925		Emerson Electric Co.	5,559,228	0.5
71,090		Ferguson PLC	7,317,294	0.7
9,211		General Dynamics Corp.	1,954,298	0.2
226,525		Johnson Controls International plc	11,149,561	1.1
48,506		Parker Hannifin Corp.	11,753,489	1.1
26,908		Quanta Services, Inc.	3,427,810	0.3
135,429		Raytheon Technologies Corp.	11,086,218	1.1
186,071		Textron, Inc.	10,840,496	1.1
			72,806,000	7.1

		Information Technology: 7.4%
264,138		Cisco Systems, Inc.	10,565,520	1.0
280,608		Cognizant Technology Solutions Corp.	16,118,124	1.6
76,778	(1)	Fiserv, Inc.	7,184,117	0.7
185,660		Intel Corp.	4,784,458	0.5
12,951		Lam Research Corp.	4,740,066	0.4
27,827		Micron Technology, Inc.	1,394,133	0.1
41,057		NXP Semiconductor NV - NXPI - US	6,056,318	0.6
94,566	(1)	PayPal Holdings, Inc.	8,139,296	0.8
60,698		Qualcomm, Inc.	6,857,660	0.7
59,360	(1)	Splunk, Inc.	4,463,872	0.4
52,578		TE Connectivity Ltd.	5,802,508	0.6
			76,106,072	7.4

		Materials: 1.7%
284,790		Barrick Gold Corp.	4,414,245	0.4
221,135		Corteva, Inc.	12,637,865	1.3
			17,052,110	1.7

		Real Estate: 1.4%
213,523	(1)	CBRE Group, Inc.	14,414,938	1.4

		Utilities: 1.2%
65,594		American Electric Power Co., Inc.	5,670,601	0.5
97,308		Exelon Corp.	3,645,158	0.4
85,137		FirstEnergy Corp.	3,150,069	0.3
			12,465,828	1.2

	Total Common Stock
	(Cost $579,403,391)		629,847,792	61.6

PREFERRED STOCK: 1.0%
		Energy: 0.6%
140,612	(1),(2),(3)	El Paso Energy Capital Trust I	6,449,872	0.6

		Financials: 0.4%
75,900	(1)	AMG Capital Trust II	3,690,592	0.4

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Financials: (continued)
4,000	(1),(2),(4)	Wells Fargo & Co.	$89,800	0.0
			3,780,392	0.4

	Total Preferred Stock
	(Cost $10,847,296)		10,230,264	1.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 12.5%
		Basic Materials: 0.1%
195,000		International Paper Co., 6.000%, 11/15/2041	186,482	0.0
441,000	(5)	LYB Finance Co. BV, 8.100%, 03/15/2027	479,081	0.1
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	163,148	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	171,687	0.0
			1,000,398	0.1

		Communications: 1.3%
2,307,000		Amazon.com, Inc., 2.875%, 05/12/2041	1,691,067	0.2
455,000		America Movil SAB de CV, 4.375%, 07/16/2042	370,778	0.0
125,000		AT&T, Inc., 3.500%, 09/15/2053	83,496	0.0
334,000		AT&T, Inc., 3.550%, 09/15/2055	220,089	0.0
533,000		AT&T, Inc., 4.300%, 02/15/2030	487,591	0.1
559,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	545,605	0.1
171,000		Comcast Corp., 2.887%, 11/01/2051	107,369	0.0
283,000		Comcast Corp., 2.937%, 11/01/2056	169,413	0.0
1,119,000		Comcast Corp., 3.150%, 03/01/2026	1,055,055	0.1
910,000		Comcast Corp., 3.900%, 03/01/2038	744,045	0.1
1,055,000		Comcast Corp., 4.150%, 10/15/2028	997,150	0.1
188,000	(5)	Cox Communications, Inc., 2.950%, 10/01/2050	112,233	0.0
373,000		Discovery Communications LLC, 4.900%, 03/11/2026	361,326	0.0
559,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.600%, 04/15/2026	530,136	0.1
373,000		Paramount Global, 4.000%, 01/15/2026	352,632	0.0
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	689,765	0.1
415,000		Rogers Communications, Inc., 4.500%, 03/15/2043	329,285	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	302,206	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	656,441	0.1
1,025,000		T-Mobile USA, Inc., 2.700%, 03/15/2032	801,673	0.1
714,000		T-Mobile USA, Inc., 3.400%, 10/15/2052	472,608	0.1
373,000		TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	350,103	0.0
1,305,000		Verizon Communications, Inc., 3.376%, 02/15/2025	1,264,732	0.1
539,000		Verizon Communications, Inc., 3.400%, 03/22/2041	394,827	0.0
			13,089,625	1.3

		Consumer, Cyclical: 1.0%
453,221		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 04/01/2028	386,726	0.0
1,470,000		American Honda Finance Corp., 2.050%, 01/10/2023	1,461,080	0.1
595,000		Dollar General Corp., 3.250%, 04/15/2023	594,415	0.1
563,000		General Motors Co., 6.600%, 04/01/2036	527,622	0.1
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	694,674	0.1
546,000		Honda Motor Co. Ltd., 2.967%, 03/10/2032	458,775	0.0
473,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	362,757	0.0
740,000		Starbucks Corp., 3.550%, 08/15/2029	673,295	0.1
222,813		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	211,044	0.0
538,022		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	488,773	0.0
485,468		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	426,994	0.0
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	635,096	0.1
1,640,000	(5)	Warnermedia Holdings, Inc., 3.788%, 03/15/2025	1,547,419	0.2
796,000	(5)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	596,996	0.1
989,000	(5)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	720,712	0.1
			9,786,378	1.0

		Consumer, Non-cyclical: 1.3%
1,299,000		AbbVie, Inc., 4.050%, 11/21/2039	1,048,610	0.1
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,013,957	0.1
185,000		AbbVie, Inc., 4.850%, 06/15/2044	161,152	0.0
1,273,000		Altria Group, Inc., 5.800%, 02/14/2039	1,114,656	0.1
1,475,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,331,001	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
216,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	$188,230	0.0
498,000	(5)	Bayer US Finance II LLC, 4.375%, 12/15/2028	456,159	0.1
218,000		Becton Dickinson & Co., 4.875%, 05/15/2044	183,265	0.0
654,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	573,464	0.1
107,000		Cigna Corp., 4.800%, 08/15/2038	95,098	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	604,030	0.1
358,349		CVS Pass-Through Trust, 6.036%, 12/10/2028	355,984	0.0
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	87,239	0.0
300,000	(5)	GSK Consumer Healthcare Capital US LLC, 4.000%, 03/24/2052	222,643	0.0
1,232,000	(5)	Heineken NV, 3.500%, 01/29/2028	1,140,712	0.1
2,395,000		Humana, Inc., 0.650%, 08/03/2023	2,313,486	0.2
240,000		Ingredion, Inc., 6.625%, 04/15/2037	244,143	0.0
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	350,872	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	90,053	0.0
413,000		Medtronic, Inc., 4.375%, 03/15/2035	377,419	0.1
513,000		Molson Coors Beverage Co., 4.200%, 07/15/2046	381,679	0.1
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	272,071	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	628,180	0.1
155,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	122,174	0.0
79,000		Zoetis, Inc., 4.700%, 02/01/2043	69,389	0.0
			13,425,666	1.3

		Energy: 1.3%
927,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	590,647	0.1
612,000	(5)	Cameron LNG LLC, 3.701%, 01/15/2039	471,651	0.0
978,000		Chevron Corp., 2.954%, 05/16/2026	921,257	0.1
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	337,355	0.0
182,000		Energy Transfer L.P., 4.200%, 09/15/2023	180,137	0.0
570,000		Energy Transfer L.P., 4.900%, 03/15/2035	480,013	0.0
723,000		Energy Transfer L.P., 5.000%, 05/15/2050	566,725	0.1
835,000		Energy Transfer L.P., 5.300%, 04/01/2044	670,731	0.1
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	644,807	0.1
564,000		Exxon Mobil Corp., 2.709%, 03/06/2025	539,424	0.0
1,128,000		Exxon Mobil Corp., 3.043%, 03/01/2026	1,066,920	0.1
902,000		Kinder Morgan, Inc., 4.300%, 06/01/2025	880,592	0.1
700,000		Kinder Morgan, Inc., 5.300%, 12/01/2034	633,623	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,329,874	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	785,464	0.1
1,128,000		Shell International Finance BV, 3.250%, 05/11/2025	1,084,653	0.1
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	684,405	0.1
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	228,265	0.0
507,000		Valero Energy Corp., 4.000%, 06/01/2052	367,131	0.0
			13,463,674	1.3

		Financial: 4.7%
391,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	260,413	0.0
231,000		Air Lease Corp., 3.000%, 09/15/2023	225,432	0.0
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	1,820,714	0.2
885,000		Aircastle Ltd., 4.400%, 09/25/2023	869,169	0.1
410,000		Allstate Corp./The, 3.280%, 12/15/2026	385,402	0.0
393,000		American Equity Investment Life Holding Co., 5.000%, 06/15/2027	373,463	0.0
2,380,000		American Express Co., 3.375%, 05/03/2024	2,322,054	0.2
543,000		American Express Co., 3.625%, 12/05/2024	528,342	0.0
831,000		American Tower Corp., 1.600%, 04/15/2026	725,286	0.1
440,000	(5)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	428,012	0.0
285,000	(5)	Athene Global Funding, 2.750%, 06/25/2024	270,192	0.0
1,128,000		Athene Holding Ltd., 3.450%, 05/15/2052	703,796	0.1
1,095,000	(5)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,018,311	0.1
834,000	(4)	Bank of America Corp., 2.572%, 10/20/2032	638,777	0.1
720,000		Bank of America Corp., 3.248%, 10/21/2027	646,179	0.1
725,000	(5)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	711,515	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,760,000		Brighthouse Financial, Inc., 3.850%, 12/22/2051	$1,069,122	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/2025	746,572	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,135,805	0.1
630,000	(4)	Citigroup, Inc., 3.668%, 07/24/2028	567,961	0.1
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	1,889,108	0.2
520,000		Citigroup, Inc., 4.750%, 05/18/2046	415,975	0.0
260,000		Citigroup, Inc., 5.300%, 05/06/2044	227,376	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	572,204	0.1
472,000	(5)	Credit Suisse AG, 6.500%, 08/08/2023	467,181	0.0
1,348,000		Crown Castle, Inc., 2.500%, 07/15/2031	1,040,669	0.1
60,000		Crown Castle, Inc., 4.750%, 05/15/2047	49,338	0.0
1,013,000		CubeSmart L.P., 2.500%, 02/15/2032	759,508	0.1
2,088,000	(5)	Delaware Life Global Funding, 2.662%, 06/29/2026	1,849,326	0.2
620,000		Discover Bank, 3.350%, 02/06/2023	617,464	0.1
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,022,434	0.2
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	792,332	0.1
307,000	(4)	Goldman Sachs Group, Inc./The, 2.908%, 07/21/2042	198,080	0.0
755,000	(5)	Guardian Life Global Funding, 2.900%, 05/06/2024	732,080	0.1
1,790,000	(4)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,662,992	0.2
620,000	(5)	Jackson National Life Global Funding, 3.250%, 01/30/2024	603,921	0.1
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	511,157	0.0
1,270,000	(4)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,125,119	0.1
1,270,000	(4)	JPMorgan Chase & Co., 3.897%, 01/23/2049	944,073	0.1
675,000	(4)	JPMorgan Chase & Co., 4.260%, 02/22/2048	534,071	0.1
665,000	(4)	JPMorgan Chase & Co., 5.597%, 12/31/2199	665,000	0.1
1,210,000		Kimco Realty Corp., 3.200%, 04/01/2032	984,804	0.1
443,000	(5)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	384,289	0.0
1,059,000	(5)	KKR Group Finance Co. XII LLC, 4.850%, 05/17/2032	976,117	0.1
950,000	(5)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	601,859	0.1
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	553,421	0.1
285,000		Markel Corp., 5.000%, 03/30/2043	242,390	0.0
525,000		Markel Corp., 5.000%, 05/20/2049	454,918	0.0
2,360,000	(5)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,323,694	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,007,461	0.1
1,000,000	(5)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	848,115	0.1
590,000		PartnerRe Finance B LLC, 3.700%, 07/02/2029	525,751	0.0
755,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	676,579	0.1
200,000		Regency Centers L.P., 2.950%, 09/15/2029	166,117	0.0
300,000		Regency Centers L.P., 4.650%, 03/15/2049	240,856	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	258,245	0.0
805,000	(5)	Societe Generale SA, 5.000%, 01/17/2024	794,766	0.1
670,000		Synchrony Financial, 3.950%, 12/01/2027	582,201	0.1
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	389,122	0.0
585,000	(5)	UBS Group AG, 4.125%, 04/15/2026	553,818	0.1
410,000		US Bancorp, 3.100%, 04/27/2026	383,574	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	918,521	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	447,668	0.0
300,000		Wells Fargo & Co., 4.650%, 11/04/2044	239,205	0.0
315,000		Willis North America, Inc., 3.600%, 05/15/2024	306,067	0.0
			47,985,483	4.7

		Industrial: 0.9%
970,000		Avnet, Inc., 4.625%, 04/15/2026	934,688	0.1
1,585,000		Boeing Co/The, 5.805%, 05/01/2050	1,380,900	0.2
700,000		Burlington Northern Santa Fe LLC, 3.850%, 09/01/2023	695,012	0.1
381,000		Canadian Pacific Railway Co., 3.000%, 12/02/2041	270,801	0.0
330,000		CSX Corp., 5.500%, 04/15/2041	320,023	0.0
295,000		FedEx Corp., 4.900%, 01/15/2034	271,054	0.0
500,000		Lockheed Martin Corp., 4.150%, 06/15/2053	419,710	0.1
459,000		Norfolk Southern Corp., 3.400%, 11/01/2049	322,932	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	$283,673	0.0
345,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	301,103	0.0
262,000		Rockwell Automation, Inc., 1.750%, 08/15/2031	201,512	0.0
2,370,000	(5)	Siemens Financieringsmaatschappij NV, 0.400%, 03/11/2023	2,331,386	0.2
970,000		Union Pacific Corp., 3.200%, 05/20/2041	725,563	0.1
157,000		Union Pacific Corp., 3.646%, 02/15/2024	154,792	0.0
375,000		Union Pacific Corp., 3.839%, 03/20/2060	279,752	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/2045	581,020	0.1
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	247,274	0.0
			9,721,195	0.9

		Technology: 1.2%
435,000		Apple, Inc., 3.350%, 02/09/2027	415,820	0.0
1,030,000	(5)	Broadcom, Inc., 3.469%, 04/15/2034	774,643	0.1
242,000		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	242,682	0.0
2,025,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,035,202	0.2
9,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	9,733	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,615,479	0.2
1,385,000		International Business Machines Corp., 2.875%, 11/09/2022	1,383,277	0.1
1,152,000		Marvell Technology, Inc., 2.450%, 04/15/2028	953,200	0.1
170,000		Micron Technology, Inc., 3.366%, 11/01/2041	109,628	0.0
200,000		Micron Technology, Inc., 4.663%, 02/15/2030	177,720	0.0
649,000		Microsoft Corp., 3.500%, 02/12/2035	584,185	0.1
795,000		NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	786,235	0.1
985,000		Oracle Corp., 3.600%, 04/01/2040	670,306	0.1
1,000,000		Salesforce, Inc., 2.700%, 07/15/2041	690,963	0.1
341,000		Take-Two Interactive Software, Inc., 3.700%, 04/14/2027	317,072	0.0
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	277,770	0.0
1,441,000		VMware, Inc., 1.000%, 08/15/2024	1,334,780	0.1
502,000		Workday, Inc., 3.500%, 04/01/2027	465,079	0.0
			12,843,774	1.2

		Utilities: 0.7%
620,000	(5)	Electricite de France SA, 4.875%, 01/22/2044	481,382	0.0
345,000		Georgia Power Co., 3.700%, 01/30/2050	250,965	0.0
989,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	804,817	0.1
2,410,000		NextEra Energy Capital Holdings, Inc., 0.650%, 03/01/2023	2,373,606	0.2
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	651,301	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	605,039	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	476,726	0.0
667,000		Sempra Energy, 3.800%, 02/01/2038	521,550	0.1
529,000		Xcel Energy, Inc., 0.500%, 10/15/2023	504,292	0.1
274,000		Xcel Energy, Inc., 3.500%, 12/01/2049	196,890	0.0
			6,866,568	0.7

	Total Corporate Bonds/Notes
	(Cost $145,610,338)		128,182,761	12.5

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
313,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	346,392	0.0

	Total Municipal Bonds
	(Cost $313,000)		346,392	0.0

U.S. TREASURY OBLIGATIONS: 9.8%
		U.S. Treasury Bonds: 0.7%
1,843,500		2.875%,05/15/2052	1,546,524	0.2
6,185,700		3.375%,08/15/2042	5,604,824	0.5
425,000		4.500%,02/15/2036	459,938	0.0
			7,611,286	0.7

		U.S. Treasury Notes: 9.1%
4,476,900		2.750%,08/15/2032	4,094,265	0.4
28,049,200	(3)	3.125%,08/31/2027	26,909,701	2.6
21,885,000		3.125%,08/31/2029	20,775,362	2.0
12,490,000	(3)	3.250%,08/31/2024	12,265,570	1.2
29,578,000		3.500%,09/15/2025	28,977,197	2.9
			93,022,095	9.1

	Total U.S. Treasury Obligations
	(Cost $104,170,307)		100,633,381	9.8

CONVERTIBLE BONDS/NOTES: 9.1%
		Communications: 3.3%
5,066,000	(6)	Airbnb, Inc., 5.430%, 03/15/2026	4,219,978	0.4
438,000	(3)	Booking Holdings, Inc., 0.750%, 05/01/2025	528,359	0.1
2,761,000		Cable One, Inc., 1.125%, 03/15/2028	2,001,725	0.2

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Communications: (continued)
5,339,000	(6)	Cable One, Inc., 8.070%, 03/15/2026	$4,081,665	0.4
7,840,000		DISH Network Corp., 3.375%, 08/15/2026	5,413,520	0.5
2,642,000	(5)	Liberty Broadband Corp., 1.250%, 09/30/2050	2,509,900	0.2
2,950,000		Liberty Latin America Ltd., 2.000%, 07/15/2024	2,594,270	0.3
298,000	(5)	Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/2027	277,289	0.0
2,501,000		Mandiant, Inc., 1.000%, 06/01/2035	2,444,728	0.2
922,000	(5)	Match Group Financeco 2, Inc., 0.875%, 06/15/2026	819,658	0.1
1,085,000	(5)	Match Group Financeco 3, Inc., 2.000%, 01/15/2030	957,513	0.1
3,298,000		Shopify, Inc., 0.125%, 11/01/2025	2,712,605	0.3
3,226,000		Snap, Inc., 0.750%, 08/01/2026	2,784,845	0.3
338,000	(3)	TripAdvisor, Inc., 0.250%, 04/01/2026	271,752	0.0
2,009,000	(3),(6)	Twitter, Inc., 2.430%, 03/15/2026	1,849,132	0.2
			33,466,939	3.3

		Consumer, Cyclical: 0.5%
1,697,000	(3)	JetBlue Airways Corp., 0.500%, 04/01/2026	1,213,355	0.1
2,264,000		Live Nation Entertainment, Inc., 2.500%, 03/15/2023	2,687,142	0.3
1,154,000		Spirit Airlines, Inc., 1.000%, 05/15/2026	988,401	0.1
			4,888,898	0.5

		Consumer, Non-cyclical: 2.7%
1,690,000	(5)	Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/2027	1,649,440	0.2
4,428,000		Block, Inc., 0.125%, 03/01/2025	4,035,015	0.4
4,845,000	(3)	Halozyme Therapeutics, Inc., 0.250%, 03/01/2027	4,124,306	0.4
560,000	(5)	Halozyme Therapeutics, Inc., 1.000%, 08/15/2028	525,700	0.0
4,310,000		Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	3,780,635	0.4
1,699,000		Jazz Investments I Ltd., 2.000%, 06/15/2026	1,826,425	0.2
2,257,000	(3)	Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	3,189,141	0.3
3,240,000	(3)	Pacira BioSciences, Inc., 0.750%, 08/01/2025	3,195,450	0.3
1,323,000		Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	1,289,925	0.1
1,264,000	(5)	Tandem Diabetes Care, Inc., 1.500%, 05/01/2025	1,143,288	0.1
3,735,000		Teladoc Health, Inc., 1.250%, 06/01/2027	2,750,081	0.3
			27,509,406	2.7

		Financial: 0.2%
3,689,000	(6)	Redfin Corp., 18.820%, 10/15/2025	2,183,519	0.2

		Industrial: 0.2%
3,162,000	(3)	John Bean Technologies Corp., 0.250%, 05/15/2026	2,630,784	0.2

		Technology: 2.2%
5,205,000	(6)	Dropbox, Inc., 4.000%, 03/01/2026	4,551,772	0.4
6,383,000	(3)	Microchip Technology, Inc., 0.125%, 11/15/2024	6,495,027	0.6
7,770,000		Splunk, Inc., 1.125%, 06/15/2027	6,152,103	0.6
3,012,000		Western Digital Corp., 1.500%, 02/01/2024	2,867,405	0.3
2,672,000	(5)	Wolfspeed, Inc., 0.250%, 02/15/2028	2,808,272	0.3
			22,874,579	2.2

	Total Convertible Bonds/Notes
	(Cost $103,957,903)		93,554,125	9.1

EQUITY-LINKED NOTES: 1.1%
		Financial: 1.1%
5,900,000	(6),(7)	GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 5 Common Stocks), 1.000%, 07/19/2029	5,407,940	0.6
5,893,000	(6),(7)	GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 5 Common Stocks), 1.000%, 07/30/2029	5,347,308	0.5

	Total Equity-Linked Notes
	(Cost $11,793,000)		10,755,248	1.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(8)
915,000		6.625%,11/15/2030	1,069,283	0.1

	Total U.S. Government Agency Obligations
	(Cost $995,386)		1,069,283	0.1

	Total Long-Term Investments
	(Cost $957,090,621)		974,619,246	95.2

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.9%
		Repurchase Agreements: 4.4%
9,872,092	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $9,874,567, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,069,534, due 11/01/22-08/20/72)	$9,872,092	1.0
4,966,535	(9)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $4,967,784, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $5,067,167, due 10/15/22-08/15/52)	4,966,535	0.5
6,817,266	(9)	Citigroup, Inc., Repurchase Agreement dated 09/30/22, 2.98%, due 10/03/22 (Repurchase Amount $6,818,936, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $6,953,612, due 01/26/23-05/15/48)	6,817,266	0.7
2,959,807	(9)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $2,960,556, collateralized by various U.S. Government Agency Obligations, 0.550%-8.000%, Market Value plus accrued interest $3,019,778, due 11/01/22-08/20/72)	2,959,807	0.3
12,886,203	(9)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $12,889,423, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $13,143,927, due 08/15/25-08/20/52)	12,886,203	1.2
7,240,176	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $7,241,985, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,385,159, due 10/15/24-02/15/51)	7,240,176	0.7

	Total Repurchase Agreements
	(Cost $44,742,079)		44,742,079	4.4

		Time Deposits: 1.0%
1,300,000	(9)	Barclays Bank PLC, 3.090%, 10/03/2022	1,300,000	0.1
1,070,000	(9)	Canadian Imperial Bank of Commerce, 3.030%, 10/03/2022	1,070,000	0.1
1,180,000	(9)	Credit Agricole, 3.060%, 10/03/2022	1,180,000	0.1
1,200,000	(9)	Landesbank Baden-Wurttemberg, 3.070%, 10/03/2022	1,200,000	0.1
720,000	(9)	Mizuho Bank Ltd., 3.070%, 10/03/2022	720,000	0.1
790,000	(9)	National Australia Bank Ltd., 3.050%, 10/03/2022	790,000	0.1
1,350,000	(9)	Royal Bank of Canada, 3.070%, 10/03/2022	1,350,000	0.1
1,350,000	(9)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	1,350,000	0.1
1,080,000	(9)	Societe Generale, 3.060%, 10/03/2022	1,080,000	0.1
550,000	(9)	Toronto-Dominion Bank, 3.060%, 10/03/2022	550,000	0.1

	Total Time Deposits
	(Cost $10,590,000)		10,590,000	1.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.5%
45,504,753	(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
		(Cost $45,504,753)	45,504,753	4.5

	Total Short-Term Investments
	(Cost $100,836,832)		100,836,832	9.9

	Total Investments in Securities (Cost $1,057,927,453)		$1,075,456,078	105.1
	Liabilities in Excess of Other Assets		(52,521,203)	(5.1)
	Net Assets		$1,022,934,875	100.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Preferred Stock may be called prior to convertible date.
(3)	Security, or a portion of the security, is on loan.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2022.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2022.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of September 30, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$42,141,708	$–	$–	$42,141,708
Consumer Discretionary	51,687,038	–	–	51,687,038
Consumer Staples	19,742,007	9,953,854	–	29,695,861
Energy	68,972,306	–	–	68,972,306
Financials	124,540,239	–	–	124,540,239
Health Care	107,897,159	12,068,533	–	119,965,692
Industrials	72,806,000	–	–	72,806,000
Information Technology	76,106,072	–	–	76,106,072
Materials	17,052,110	–	–	17,052,110
Real Estate	14,414,938	–	–	14,414,938
Utilities	12,465,828	–	–	12,465,828
Total Common Stock	607,825,405	22,022,387	–	629,847,792
Preferred Stock	6,539,672	3,690,592	–	10,230,264
Corporate Bonds/Notes	–	128,182,761	–	128,182,761
Municipal Bonds	–	346,392	–	346,392
Convertible Bonds/Notes	–	93,554,125	–	93,554,125
U.S. Government Agency Obligations	–	1,069,283	–	1,069,283
Equity-Linked Notes	–	–	10,755,248	10,755,248
U.S. Treasury Obligations	–	100,633,381	–	100,633,381
Short-Term Investments	45,504,753	55,332,079	–	100,836,832
Total Investments, at fair value	$659,869,830	$404,831,000	$10,755,248	$1,075,456,078
Other Financial Instruments+
Forward Foreign Currency Contracts	–	695,547	–	695,547
Total Assets	$659,869,830	$405,526,547	$10,755,248	$1,076,151,625

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(25,421)	$–	$(25,421)
Total Liabilities	$–	$(25,421)	$–	$(25,421)

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2022:

	Equity-Linked Notes*	Structured Products*	Total
Assets:
Beginning balance at December 31, 2021	$12,531,368	$13,837,624	$26,368,992
Purchases	11,793,000	-	11,793,000
Sales	(11,143,000)	(12,635,632)	(23,778,632)
Accrued discounts/(premiums)	-	294,002	294,002
Total realized gain (loss)	(1,388,368)	(1,495,994)	(2,884,362)
Net change in unrealized appreciation (depreciation)**	(1,037,752)	-	(1,037,752)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at September 30, 2022	$10,755,248	$-	$10,755,248
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2022**	$(1,037,752)	$-	$(1,037,752)

* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

At September 30, 2022, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 96,632	EUR 98,563	State Street Bank and Trust Co.	10/07/22	$15
EUR 128,054	USD 122,958	State Street Bank and Trust Co.	10/07/22	2,568
USD 208,207	GBP 194,053	State Street Bank and Trust Co.	10/07/22	(8,477)
EUR 97,010	USD 95,572	State Street Bank and Trust Co.	10/07/22	(478)
EUR 117,966	USD 117,721	State Street Bank and Trust Co.	10/07/22	(2,084)
GBP 159,869	USD 182,861	State Street Bank and Trust Co.	10/07/22	(4,348)
USD 91,114	EUR 90,802	State Street Bank and Trust Co.	10/07/22	2,105
EUR 135,038	USD 135,097	State Street Bank and Trust Co.	10/07/22	(2,725)
USD 98,488	EUR 98,563	State Street Bank and Trust Co.	10/07/22	1,871
EUR 111,757	USD 111,396	State Street Bank and Trust Co.	10/07/22	(1,846)
GBP 142,573	USD 164,664	State Street Bank and Trust Co.	10/07/22	(5,463)
USD 93,034	EUR 92,354	State Street Bank and Trust Co.	10/07/22	2,504
USD 6,354,943	EUR 6,318,108	The Bank of New York Mellon	10/07/22	161,579
USD 11,488,842	GBP 9,818,851	The Bank of New York Mellon	10/07/22	524,905
				$670,126

Currency Abbreviations
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,062,559,054.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$114,351,457
Gross Unrealized Depreciation	(100,797,994)

Net Unrealized Appreciation	$13,553,463